THE
N
C
ORTH
AROLINA
CAPITAL MANAGEMENT TRUST







CASH PORTFOLIO
TERM PORTFOLIO
SEMIANNUAL REPORT
DECEMBER 31, 1995
NCCMT-SANN-0296
8433
CHECK PAGE NUMBERS !!!

CONTENTS



THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST:

CASH PORTFOLIO:

 PERFORMANCE                                   3     How the fund has done over time.

 FUND TALK                                     5     The manager's review of the fund's performance,
                                                     strategy, and outlook.

 INVESTMENTS                                   6     A complete list of the fund's investments with their
                                                     market values.

 FINANCIAL STATEMENTS                          9     Statements of assets and liabilities, operations,
                                                     and changes in net assets, as well as financial
                                                     highlights.

TERM PORTFOLIO:

 PERFORMANCE                                   13    How the fund has done over time.

 FUND TALK                                     16    The manager's review of the fund's performance,
                                                     strategy, and outlook.

 INVESTMENTS                                   17    A complete list of the fund's investments with their
                                                     market values.

 FINANCIAL STATEMENTS                          18    Statements of assets and liabilities, operations,
                                                     and changes in net assets, as well as financial
                                                     highlights.

NOTES                                          22    Notes to the financial statements.



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION.
SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION NOR STERLING CAPITAL DISTRIBUTORS, INC. IS A BANK.
THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST - CASH PORTFOLIO

PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in a fund's share price over a given period, and reinvestment of its dividends (or income). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain expenses, the past five and 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995         PAST 6   PAST 1   PAST 5   PAST 10
                                        MONTHS   YEAR     YEARS    YEARS

Cash Portfolio                          2.80%    5.74%    24.15%   78.91%

Average All Taxable Money Market Fund   2.67%    5.49%    22.78%   73.38%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or ten years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the average all taxable money market fund, which reflects the performance of 395 taxable money market funds with similar objectives tracked by IBC/Donoghue over the past six months. Recent U.S. Consumer Price Index information is not available from the U.S. Department of Labor. Therefore, the CPI comparison has not been included in this report.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995               PAST 1   PAST 5   PAST 10
                                              YEAR     YEARS    YEARS

Cash Portfolio                                5.74%    4.42%    5.99%

Average All Taxable Money Market Fund         5.49%    4.19%    5.67%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
      12/27/94   3/28/95   6/27/95   10/3/95   1/2/96



                      5.54%      5.79%     5.70%     5.44%     5.44%
Cash Portfolio



Average All Taxable   5.12%      5.53%     5.46%     5.29%     5.15%
Money Market Fund



                      12/28/94   3/29/95   6/28/95   9/27/95   12/27/95



                      2.74%      2.89%     2.87%     2.86%     2.83%
MMDA


Row: 1, Col: 1, Value: 5.54
Row: 1, Col: 2, Value: 5.119999999999999
Row: 1, Col: 3, Value: 2.74
Row: 2, Col: 1, Value: 5.79
Row: 2, Col: 2, Value: 5.53
Row: 2, Col: 3, Value: 2.89
Row: 3, Col: 1, Value: 5.7
Row: 3, Col: 2, Value: 5.46
Row: 3, Col: 3, Value: 2.87
Row: 4, Col: 1, Value: 5.44
Row: 4, Col: 2, Value: 5.29
Row: 4, Col: 3, Value: 2.86
Row: 5, Col: 1, Value: 5.44
Row: 5, Col: 2, Value: 5.149999999999999
Row: 5, Col: 3, Value: 2.83
Cash Portfolio
Average All Taxable
Money Market Fund
MMDA
6% -
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the average all taxable money market fund and the average bank money market deposit account (MMDA). Figures for the average all taxable money market fund are from IBC/Donoghue. The MMDA average is supplied by BANK RATE MONITOR.(Trademark)
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS
WILL VARY, AND REFLECT PAST RESULTS RATHER THAN
PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S.
government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.
(checkmark)
THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST - CASH PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW



An Interview with
Burnell Stehman:
Portfolio Manager
of The
North Carolina
Capital
Management
Trust:
Cash Portfolio
Q. HOW DID THE FUND PERFORM, BURNIE?
A. The fund's seven-day yield on December 31, 1995, was 5.44%, compared to 5.56% a year ago. For the six-month period ended December 31, 1995, the fund's total return was 2.80%. For comparison purposes, the average all-taxable money market fund returned 2.67%, according to IBC/Donoghue.
Q. WERE THERE ANY MAJOR DEVELOPMENTS IN MONETARY POLICY AND THE ECONOMY IN THE LAST SIX MONTHS?
A. Definitely. The Federal Reserve Board lowered its target for the federal funds rate - the rate banks charge each other on overnight loans - from 6% to 5.75% in July. This was the first cut in almost three years and confirmed a shift into a more neutral stance from the previous period of restrictive policy. Economic activity gave off mixed signals during the third quarter and into the fourth quarter. However, there was an underlying tone of weakness, punctuated by continually subdued inflation. As we neared the end of the year, investors' focus shifted away from economic fundamentals and toward politics and the deficit reduction package negotiations. Despite the lack of an agreement, which the market believed could forestall another Fed easing, the Fed did lower the fed funds rate another 0.25% to 5.50% in December. In lowering short-term rates, the Fed essentially ignored politics and reacted solely to declining inflationary pressures.
Q. HOW DID YOU POSITION THE FUND IN THIS ENVIRONMENT?
A. Given our interest-rate forecast, my strategy dictated that I maintain the fund's average maturity in the 45 to 50 day range. This was accomplished through the purchase of higher yielding, longer maturity securities. At the same time, I maintained a partial position in shorter-term paper for liquidity purposes.
Q. SIX MONTHS AGO, THE FUND HAD AN APPROXIMATELY 82% POSITION IN COMMERCIAL PAPER. WHY HAS THE FUND'S EXPOSURE TO COMMERCIAL PAPER GONE DOWN TO ABOUT 65%?
A. Supply from issuers of corporate debt is not always available to coincide with implementation of our investment strategy. Therefore, in order to maintain the fund's average maturity, I turned to increasing the fund's holdings in federal agency securities, which are usually in abundant supply across the yield curve. Unfortunately, there is a sacrifice in return versus the higher yielding commercial paper.
Q. WHAT'S YOUR OUTLOOK?
A. Near-term, the odds currently favor an additional Fed ease in rates. However, markets could remain nervous and volatile as budget negotiations and other economic events unfold. In the interim, I plan to maintain the current maturity structure of the portfolio by taking advantage of buying opportunities as they present themselves. Looking further ahead, I plan to lean toward caution and build up liquidity in the portfolio as economic and political issues unfold in this election year.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: Cash Portfolio seeks to obtain as high a
level of current income as is consistent with the
preservation of capital and liquidity, and to
maintain a constant net asset value per share of
$1.00
START DATE: September 2, 1982
SIZE: as of December 31, 1995, more than $1.8 billion
MANAGER: Burnell Stehman, since 1984;
manager, Fidelity Money Market Trust - Rated
Money Market, formerly Domestic, since 1992;
Fidelity Institutional Cash Portfolio - Domestic, since 1991; Fidelity Daily Income Trust, since
1986; joined Fidelity in 1979
(checkmark)
THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST - CASH PORTFOLIO

INVESTMENTS DECEMBER 31, 1995 (UNAUDITED)

Showing Percentage of Total Value of Investments


BANKERS' ACCEPTANCES - 1.4%

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
NationsBank Corp.
1/8/96 5.88% $ 2,000,000 $ 1,997,725
NationsBank of Georgia
1/3/96 5.80  3,100,000  3,099,010
1/22/96 5.79  2,200,000  2,192,647
1/29/96 5.78  5,000,000  4,977,717
2/5/96 5.76  2,000,000  1,988,955
NationsBank of Texas
1/16/96 5.79  5,000,000  4,988,062
2/26/96 5.81  1,000,000  991,211
3/11/96 5.73  2,057,464  2,034,980
Republic National Bank, NY
3/5/96 5.70  4,000,000  3,960,533
TOTAL BANKERS' ACCEPTANCES   26,230,840
COMMERCIAL PAPER (DAGGER) - 65.5%


AT&T Capital Corp.
2/2/96 5.77  5,000,000  4,974,666
3/1/96 5.63  25,000,000  24,767,917
American Express Credit Corp.
3/6/96 5.65  10,000,000  9,899,431
3/12/96 5.74  1,000,000  988,897
3/14/96 5.72  3,000,000  2,965,873
4/24/96 5.51  9,000,000  8,845,816
American General Finance Corp.
1/19/96 5.81  10,000,000  9,971,100
American Telephone & Telegraph
1/10/96 5.72  2,000,000  1,997,195
2/26/96 5.58  15,000,000  14,871,200
3/13/96 5.66  11,300,000  11,174,344
Asset Securitization Cooperative Corporation
2/15/96 5.74  5,000,000  4,964,562
Associates Corp. of North America
3/4/96 5.66  10,000,000  9,902,350
3/12/96 5.72  17,000,000  16,811,909
4/11/96 5.64  3,000,000  2,953,456
Banc One Corp.
1/5/96 5.78  5,000,000  4,996,805
Bank of New York Company, Inc.
1/26/96 5.80  10,000,000  9,960,139
Bear Stearns Cos., Inc.
3/27/96 5.58  20,000,000  19,737,222
BellAtlantic Financial Services
1/18/96 5.88  7,775,000  7,753,522
COMMERCIAL PAPER (DAGGER) - CONTINUED

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Beneficial Corp.
1/25/96 5.84% $ 15,000,000 $ 14,942,000
2/12/96 5.86  10,000,000  9,932,333
4/1/96 5.65  5,000,000  4,929,854
4/17/96 5.56  4,000,000  3,935,086
CIESCO, L.P.
1/10/96 5.75  5,000,000  4,992,875
1/11/96 5.76  10,000,000  9,984,222
1/12/96 5.76  10,000,000  9,982,644
1/24/96 5.76  20,000,000  19,927,166
1/26/96 5.79  14,370,000  14,313,019
2/6/96 5.76  12,400,000  12,329,692
2/9/96 5.77  3,745,000  3,721,996
CIT Group Holdings, Inc.
1/17/96 5.75  10,000,000  9,974,667
2/16/96 5.77  23,000,000  22,832,483
3/22/96 5.55  10,200,000  10,074,463
Chemical Banking Corp.
3/15/96 5.69  6,000,000  5,930,934
3/19/96 5.67  3,000,000  2,963,730
Clorox Co. (The)
2/16/96 5.74  5,000,000  4,963,839
Corporate Asset Funding Co., Inc.
1/11/96 5.75  9,900,000  9,884,270
1/12/96 5.75  10,000,000  9,982,522
1/30/96 5.76  15,000,000  14,931,366
2/1/96 5.62  30,000,000  29,855,850
2/8/96 5.76  5,000,000  4,970,076
3/7/96 5.72  10,000,000  9,896,876
Dean Witter, Discover & Co.
1/31/96 5.78  3,762,000  3,744,193
2/16/96 5.78  10,000,000  9,927,294
Delaware Funding Corporation
1/26/96 5.75  15,000,000  14,940,625
du Pont (E.I.) de Nemours & Co.
1/16/96 5.83  5,500,000  5,486,708
4/23/96 5.74  10,000,000  9,825,164
Electronic Data Systems
1/11/96 5.78  9,000,000  8,985,750
Enterprise Funding Corp.
1/22/96 5.88  6,253,000  6,231,662
2/20/96 5.80  10,000,000  9,920,278
Fleet Funding Corporation
2/5/96 5.66  5,000,000  4,972,680
Ford Motor Credit Corp.
1/9/96 5.75  10,000,000  9,987,334
1/9/96 5.78  20,000,000  19,974,666
1/10/96 5.75  5,000,000  4,992,875
1/18/96 5.78  15,000,000  14,959,625
2/13/96 5.77  15,000,000  14,898,592
3/22/96 5.54  10,000,000  9,877,150
COMMERCIAL PAPER (DAGGER) - CONTINUED

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
General Electric Capital Corp.
1/17/96 5.82% $ 9,000,000 $ 8,977,280
3/1/96 5.77  15,000,000  14,859,000
3/11/96 5.63  20,000,000  19,784,167
3/28/96 5.80  10,000,000  9,863,700
4/1/96 5.71  11,000,000  10,844,289
4/24/96 5.76  5,000,000  4,911,333
General Electric Capital Services Inc.
4/29/96 5.73  6,000,000  5,889,529
Georgia Power Co.
2/9/96 5.73  11,000,000  10,932,432
Goldman Sachs Group, L.P. (The)
1/11/96 6.07  28,000,000  27,952,944
3/18/96 5.75  19,000,000  18,770,390
Household Finance Corp.
2/12/96 5.76  6,000,000  5,960,240
John Deere Capital Corp.
2/27/96 5.80  5,000,000  4,954,954
4/26/96 5.73  5,000,000  4,910,261
Lilly (Eli) & Co.
2/20/96 5.76  12,500,000  12,401,042
3/25/96 5.68  20,000,000  19,740,067
MCI Communications Corp.
3/25/96 5.58  12,000,000  11,846,000
Merrill Lynch & Co., Inc.
3/8/96 5.76  3,000,000  2,968,733
3/29/96 5.83  16,600,000  16,369,925
Monsanto Co.
1/31/96 5.66  8,489,000  8,449,243
Morgan Stanley Group, Inc.
1/2/96 6.08  15,000,000  14,997,467
1/5/96 5.92  25,000,000  24,983,611
3/27/96 5.58  29,000,000  28,618,972
Morgan (J.P.) & Co.
1/8/96 5.80  10,150,000  10,138,612
1/31/96 5.78  1,000,000  995,250
National Rural Util. Coop. Fin. Corp.
2/13/96 5.73  25,000,000  24,831,284
3/6/96 5.57  5,000,000  4,950,347
NationsBank Corp.
2/5/96 5.72  10,000,000  9,945,166
New Center Asset Trust
1/19/96 5.78  10,000,000  9,971,400
2/7/96 5.78  10,000,000  9,941,417
Norfolk Southern Corp.
1/26/96 5.78  5,000,000  4,980,208
PHH Corp.
1/5/96 5.80  9,735,000  9,728,759
1/8/96 5.80  30,000,000  29,966,342
1/19/96 5.74  11,255,000  11,223,008
1/19/96 5.77  2,036,000  2,030,218
1/23/96 5.84  5,000,000  4,982,277
1/26/96 5.80  1,870,000  1,862,585


 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Penney (JC) Funding Corp.
2/22/96 5.74% $ 45,000,000 $ 44,632,750
Pepsico
1/19/96 5.77  4,500,000  4,487,198
Philip Morris Cos., Inc.
1/9/96 5.81  3,000,000  2,996,134
Preferred Receivables Funding Corp.
1/4/96 5.83  10,000,000  9,995,167
1/22/96 5.80  5,000,000  4,983,287
1/24/96 5.84  20,000,000  19,925,889
1/25/96 5.84  1,150,000  1,145,554
2/2/96 5.89  1,150,000  1,144,020
2/13/96 5.69  3,255,000  3,233,033
2/28/96 5.71  7,000,000  6,936,280
SYSCO Corp.
1/16/96 5.76  5,000,000  4,988,125
1/19/96 5.77  10,000,000  9,971,500
Smith Barney, Inc.
1/29/96 5.79  3,000,000  2,986,653
Student Loan Corporation
3/1/96 5.71  15,000,000  14,859,250
Transamerica Financial Corp.
1/10/96 5.76  17,116,000  17,091,567
1/12/96 5.82  4,900,000  4,891,346
1/16/96 5.82  17,000,000  16,959,271
U.S.L. Capital, Inc.
1/8/96 5.77  10,000,000  9,988,878
2/9/96 5.75  10,915,000  10,847,837
2/13/96 5.77  20,000,000  19,863,595
2/16/96 5.81  7,889,000  7,831,038
TOTAL COMMERCIAL PAPER   1,205,803,787
FEDERAL AGENCIES - 25.7%

FEDERAL FARM CREDIT BANK - DISCOUNT NOTES - 1.5%
2/21/96 5.62  5,855,000  5,808,965
2/22/96 5.65  10,000,000  9,920,555
3/4/96 5.43  8,000,000  7,924,820
3/5/96 5.43  4,750,000  4,704,653
   28,358,993
FEDERAL HOME LOAN BANK - DISCOUNT NOTES - 5.1%
2/9/96 5.65  25,000,000  24,850,906
2/15/96 5.63  15,000,000  14,896,125
2/26/96 5.65  35,000,000  34,700,556
2/27/96 5.63  5,000,000  4,956,062
2/28/96 5.65  15,000,000  14,865,440
   94,269,089
FEDERAL AGENCIES - CONTINUED

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORP. - DISCOUNT NOTES - 7.6%
2/5/96 5.61% $ 24,304,000 $ 24,173,568
2/5/96 5.62  9,315,000  9,264,738
2/5/96 5.66  9,000,000  8,951,087
2/6/96 5.64  15,000,000  14,916,600
2/7/96 5.64  12,000,000  11,931,427
2/12/96 5.63  30,330,000  30,133,613
2/20/96 5.62  5,000,000  4,961,458
2/29/96 5.63  25,000,000  24,772,604
3/1/96 5.57  6,501,000  6,441,408
3/6/96 5.58  4,000,000  3,960,278
   139,506,781
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 11.5%
2/7/96 5.64  25,000,000  24,857,653
2/12/96 5.64  25,000,000  24,838,417
2/14/96 5.62  10,000,000  9,932,534
2/16/96 5.63  24,765,000  24,589,691
2/16/96 5.65  7,400,000  7,347,427
2/21/96 5.62  25,000,000  24,803,438
2/23/96 5.65  5,000,000  4,959,146
2/28/96 5.66  22,500,000  22,300,625
3/4/96 5.59  20,000,000  19,807,150
3/8/96 5.59  10,000,000  9,897,453
3/12/96 5.47  39,545,000  39,123,846
   212,457,380
TOTAL FEDERAL AGENCIES   474,592,243
REPURCHASE AGREEMENTS - 7.4%

 MATURITY
 AMOUNT
In a joint trading account
 (U.S. Treasury Obligations)
 dated 12/29/95 due 1/2/96:
  At 5.94%  $ 135,689,546  135,600,000
TOTAL INVESTMENTS - 100%  $ 1,842,226,870
Total Cost for Income Tax Purposes  $ 1,842,226,870



LEGEND
(dagger) Cash Portfolio only purchases commercial paper with the highest possible rating from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry. INCOME TAX INFORMATION
At June 30, 1995, Cash Portfolio had a capital loss carryforward of approximately $54,000 which will expire on June 30, 2002.
THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST - CASH PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES


 DECEMBER 31, 1995 (UNAUDITED)

1.ASSETS                                                                                        2.            3.

4.Investment in securities, at value (including repurchase agreements of $135,600,000) - See    5.            $ 1,842,226,870
accompanying schedule

6.Cash                                                                                          7.             30,677


8.Interest receivable                                                                           9.             67,159

10. 11.TOTAL ASSETS                                                                             12.            1,842,324,706

13.LIABILITIES                                                                                  14.           15.

16.Distributions payable                                                                        $ 1,067,247   17.

18.Accrued management fee                                                                        536,463      19.

20. 21.TOTAL LIABILITIES                                                                        22.            1,603,710

23.24.NET ASSETS                                                                                25.           $ 1,840,720,996

26.Net Assets consist of:                                                                       27.           28.

29.Paid in capital                                                                              30.           $ 1,840,752,992

31.Accumulated net realized gain (loss) on investments                                          32.            (31,996)

33.34.NET ASSETS, for 1,840,752,992 shares outstanding                                          35.           $ 1,840,720,996

36.37.NET ASSET VALUE, offering price and redemption price per share                            38.            $1.00
($1,840,720,996 (divided by) 1,840,752,992 shares)


STATEMENT OF OPERATIONS


 SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)

39.40.INTEREST INCOME                                         41.           $ 49,660,604

42.EXPENSES                                                   43.           44.

45.Management fee                                             $ 3,137,368   46.

Non-interested tustees' compensation                           43,940

47. 48.TOTAL EXPENSES                                         49.            3,181,308

50.51.NET INTEREST INCOME                                     52.            46,479,296

53.54.NET REALIZED GAIN (LOSS) ON INVESTMENTS                 55.            148


56.57.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    58.           $ 46,479,444


STATEMENT OF CHANGES IN NET ASSETS


                                                                           SIX MONTHS         YEAR
                                                                           ENDED              ENDED
                                                                           DECEMBER 31, 199   JUNE 30,
                                                                           5                  1995
                                                                           (UNAUDITED)

59.INCREASE (DECREASE) IN NET ASSETS

60.Operations                                                              $ 46,479,296       $ 75,888,233
Net interest income

61. Net realized gain (loss)                                                148                49,400

62. 63.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      46,479,444         75,937,633

64.Distributions to shareholders from net interest income                   (46,479,296)       (75,888,233)

65.Share transactions at net asset value of $1.00 per share                 3,093,647,937      5,637,903,067
Proceeds from sales of shares

66. Reinvestment of distributions from net interest income                  40,560,890         67,002,434

67. Cost of shares redeemed                                                 (2,882,589,045)    (5,337,300,557)

68.69.                                                                      251,619,782        367,604,944
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS

70.  71.TOTAL INCREASE (DECREASE) IN NET ASSETS                             251,619,930        367,654,344

72.NET ASSETS                                                              73.                74.

75. Beginning of period                                                     1,589,101,066      1,221,446,722

76. End of period                                                          $ 1,840,720,996    $ 1,589,101,066


FINANCIAL HIGHLIGHTS




                   SIX MONTHS                       YEARS ENDED JUNE 30,
                   ENDED
                   DECEMBER 31, 199
                   5

                  (UNAUDITED)                      1995                   1994          1993          1992          1991

77.SELECTED PER-SHARE DATA

78.Net asset value,
beginning of period        $ 1.000       $ 1.000                $ 1.000       $ 1.000       $ 1.000       $ 1.000

79.Income from
Investment Operations        .028          .052                   .031          .030          .046          .070
Net interest income

80.Less Distributions          (.028)        (.052)                 (.031)        (.030)        (.046)        (.070)
From net interest income

81.Net asset value,
end of period                 $ 1.000       $ 1.000                $ 1.000       $ 1.000       $ 1.000       $ 1.000

82.TOTAL RETURN B             2.80%         5.28%                  3.10%         3.04%         4.67%         7.23%
                                                                                                             C

83.RATIOS AND SUPPLEMENTAL DATA

84.Net assets, end of
period (000 omitted)        $ 1,840,721   $ 1,589,101            $ 1,221,447   $ 1,303,118   $ 1,651,078   $ 1,405,579

85.Ratio of expenses
to average net                  .38%          .39%                   .39%          .39%          .39%          .40%
assets                       A                                                                              D

86.Ratio of net
interest income to              5.50%         5.22%                  3.05%         3.00%         4.47%         6.90%
average                        A
net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD.
D FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST - TERM PORTFOLIO

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Each figure includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells bonds that have grown in value). You can also look at the fund's income to measure performance. If Fidelity had not reimbursed certain expenses, the past 5 years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995           PAST 6   PAST 1   PAST 5   LIFE OF
                                          MONTHS   YEAR     YEARS    FUND

Term Portfolio                            3.08%    7.14%    28.65%   71.01%

Salomon Brothers 12-Month T-Bill Index    3.21%    8.09%    31.31%   n/a

Average Short U.S. Government Bond Fund   4.17%    11.25%   37.81%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on March 19, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Salomon Brothers 12-Month T-Bill Index - a broad measure of the performance of short-term treasury bills. To measure how the fund's performance stacked up against its peers, you can compare it to the average short U. S. government bond fund, which reflects the performance of 143 funds with similar objectives tracked by Lipper Analytical Services over the past six months. These benchmarks include reinvested dividends and capital gains, if any. Recent U.S. Consumer Price Index information is not available from the U.S. Department of Labor. Therefore, the CPI comparison has not been included in this report.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995                 PAST 1   PAST 5   LIFE OF
                                                YEAR     YEARS    FUND

Term Portfolio                                  7.14%    5.17%    6.29%

Salomon Brothers 12-Month T-Bill Index          8.09%    5.60%    n/a

Average Short U.S. Government Bond Fund         11.25%   6.61%    n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND

$17,454
$17,065
$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in North Carolina Term Portfolio on March 31, 1987, shortly after the fund started. As the chart shows, by December 31, 1995, the value of your investment would have grown to $17,065 a 70.65% increase on your initial investment. For comparison, look at how the Salomon Brothers 12-Month Treasury Bill Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $17,454 a 74.54% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return, and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                              SIX MONTHS
                              ENDED
                              DECEMBER 3   YEARS ENDED JUNE 30,
                              1,

                              1995         1995                    1994     1993    1992    1991

Dividend return               2.78%        5.26%                   3.17%    3.48%   5.94%   7.91%

Capital appreciation return   0.30%        0.61%                   -0.70%   0.30%   0.92%   0.92%

Total return                  3.08%        5.87%                   2.47%    3.78%   6.86%   8.83%


DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31, 1995    PAST          PAST 6         PAST
                                   MONTH         MONTHS         1 YEAR

Dividends per share                4.68(cents)   27.11(cents)   55.39(cents)

Annualized dividend rate           5.55%         5.43%          5.60%

30-day annualized yield            5.02%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.93 over the past month, $9.91 over the past six months and $9.89 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST - TERM PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW



An Interview with
Curtis Hollingswort
h:
Portfolio Manager
of The
North Carolina
Capital
Management
Trust:
Term Portfolio
Note to shareholders: On October 1, 1995,
Curtis Hollingsworth became portfolio manager of The North Carolina Capital Management Trust:
Term Portfolio, replacing Robert Duby.
Q. HOW DID THE FUND PERFORM, CURT?
A. For the six-month period ended December 31, 1995, the fund returned 3.08%. For comparison purposes, the Salomon Brothers One Year Treasury Bill Index returned 3.21% for the same period.
Q. WHAT WERE SOME MAJOR MARKET DEVELOPMENTS IN THE LAST SIX MONTHS?
A. The Federal Reserve Board lowered its target for the federal funds rate
- the rate banks charge each other on overnight loans - from 6% to 5.75% in July. By the fourth quarter, investors turned their attention to politics as the financial markets worried about whether the Washington budget stalemate would forestall another Fed easing of short-term rates. In December, despite the lack of a budget agreement, the Fed lowered the fed funds rate another 0.25% to 5.50%.
Q. WHAT DOES "TARGETED ACTIVE MANAGEMENT" - OR MANAGING THE FUND'S INTEREST RATE SENSITIVITY TO BE SIMILAR TO THAT OF ITS BENCHMARK INDEX - MEAN TO YOU?
A. I think of targeted active management as a four-part process: duration - or interest-rate sensitivity - management, maturity distribution, sector weighting and security selection. I moved the fund's maturity distribution closer to that of the benchmark index. When I took over, the fund had a more barbelled position of three to six-month and two-year maturities. Historically, I've noticed that, in a falling interest rate environment, it's better to have a more bulleted strategy than a barbell. As it turned out, the solid performance of the one- year Treasury bill helped the fund's total return.
Q. WHAT OTHER CHANGES DID YOU MAKE?
A. I improved the credit quality of the portfolio by emphasizing U.S. Treasury securities. From a risk/reward standpoint, the yield spread between U.S. Treasuries and U.S. Government agency securities was not attractive enough to warrant a shift to agency paper. Additionally, in terms of security selection, I targeted slightly undervalued U.S. Treasury securities around the fund's one-year target maturity.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. Because of the solid performance of fixed-income instruments in 1995, it was difficult to find cheap, yield-advantaged securities.
Q. WHAT'S YOUR OUTLOOK?
A. While the yield curve is currently very flat, short-term rates are still much higher than the inflation rate. Given that, I am still optimistic about the bond market's prospects in 1996. However, the markets could experience some volatility if economic growth is stronger than expected.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: Term Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital
START DATE: March 19, 1987
SIZE: as of December 31, 1995, more than $60 million
MANAGER: Curtis Hollingsworth, since October
1995; manager, Spartan Short-Intermediate
Government Fund since 1992; Fidelity
Short-Intermediate Government Fund, since
1991; Spartan Limited Maturity Government
Fund, since 1988; Fidelity Institutional
Short-Intermediate Government Fund, since
1987; joined Fidelity in 1983
(checkmark)
THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST - TERM PORTFOLIO

INVESTMENTS DECEMBER 31, 1995 (UNAUDITED)

Showing Percentage of Total Value of Investments


U.S. TREASURY OBLIGATIONS - 95.5%

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
BILLS, YIELDS AT DATE OF PURCHASE - 56.1%
5.31%, 9/19/96  $ 33,400,000 $ 32,203,946
5.12%, 10/17/96   1,490,000  1,430,787
   33,634,733
NOTES, YIELDS AT DATE OF PURCHASE - 39.4%
8.00%, 1/15/97   13,200,000  13,560,888
5.63%, 6/30/97   10,000,000  10,062,500
   23,623,388
TOTAL U.S TREASURY OBLIGATIONS
(Cost $57,056,606)   57,258,121
REPURCHASE AGREEMENTS - 4.5%

 MATURITY
 AMOUNT
In a joint trading account
 (U.S. Treasury Obligations)
 dated 12/29/95 due 1/2/96:
  At 5.88%   $ 2,731,782 $ 2,730,000
TOTAL INVESTMENTS IN SECURITIES - 100%
(Cost $59,786,606)  $ 59,988,121

INCOME TAX INFORMATION
At December 31, 1995, the aggregate cost of investment securities for income tax purposes was $59,786,606. Net unrealized appreciation aggregated $201,515, of which $201,515 related to appreciated investment securities and $0 related to depreciated investment securities.
At June 30, 1995, the fund had a capital loss carryforward of approximately $301,000 which will expire on June 30, 2003.
THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST - TERM PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES




 DECEMBER 31, 1995 (UNAUDITED)

87.ASSETS                                                                                                88.         89.

90.Investment in securities, at value (including repurchase agreements of $2,730,000) (cost              91.         $ 59,988,121
$59,786,606) - See accompanying schedule

92.Cash                                                                                                  93.          208,904


94.Interest receivable                                                                                   95.          766,207

96. 97.TOTAL ASSETS                                                                                      98.          60,963,232

99.LIABILITIES                                                                                           100.        101.

102.Distributions payable                                                                                $ 108,308   103.

104.Accrued management fee                                                                               18,389     105.

106. 107.TOTAL LIABILITIES                                                                               108.         126,697

109.110.NET ASSETS                                                                                       111.        $ 60,836,535

112.Net Assets consist of:                                                                               113.        114.

115.Paid in capital                                                                                      116.        $ 60,873,814

117.Distributions in excess of net investment income                                                     118.         (8,930)

119.Accumulated undistributed net realized gain (loss) on investments                                    120.         (229,864)

121.Net unrealized appreciation (depreciation) on investments                                            122.         201,515

123.124.NET ASSETS, for 6,123,315 shares outstanding                                                     125.        $ 60,836,535

126.127.NET ASSET VALUE, offering price and redemption price per share ($60,836,535 (divided by)
6,123,315                                                                                                128.         $9.94
shares)


STATEMENT OF OPERATIONS


 SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)

129.INVESTMENT INCOME                                                                131.        $ 1,896,398
130.Interest

132.EXPENSES                                                                         133.        134.

135.Management fee                                                                   $ 126,561   136.

Non-interested trustees' compensation                                                 1,679      137.

138. 139.TOTAL EXPENSES                                                              140.         128,240

141.142.NET INVESTMENT INCOME                                                        143.         1,768,158

144.REALIZED AND UNREALIZED GAIN (LOSS)                                              146.         70,990
145.Net realized gain (loss) on investment securities

147.Change in net unrealized appreciation (depreciation) on investment securities    148.         75,585

149.150.NET GAIN (LOSS)                                                              151.         146,575

152.153.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              154.        $ 1,914,733


STATEMENT OF CHANGES IN NET ASSETS


                                                                                       SIX MONTHS         YEAR
                                                                                       ENDED              ENDED
                                                                                       DECEMBER 31, 199   JUNE 30,
                                                                                       5                  1995
                                                                                       (UNAUDITED)

155.INCREASE (DECREASE) IN NET ASSETS

156.Operations                                                                         $ 1,768,158        $ 3,347,525
Net investment income

157. Net realized gain (loss)                                                           70,990             (82,924)

158. Change in net unrealized appreciation (depreciation)                               75,585             494,133

159.160.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 1,914,733          3,758,734

161.Distributions to shareholders                                                       (1,771,409)        (3,346,756)
from net investment income

162.Share transactions

163. Net proceeds from sales of shares                                                  2,124,200          7,077,317

164. Reinvestment of distributions                                                      1,198,022          2,267,207

165. Cost of shares redeemed                                                            (12,979,524)       (5,900,951)

166.167.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS         (9,657,302)        3,443,573

168. 169.TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (9,513,978)        3,855,551

170.NET ASSETS                                                                         171.               172.

173. Beginning of period                                                                70,350,513         66,494,962

174.                                                                                   $ 60,836,535       $ 70,350,513
End of period (including distributions in excess of net investment income of $8,930 and $5,679, respectively)

175.OTHER INFORMATION                                                                  177.               178.
176.Shares

179. Sold                                                                               214,303            717,405

180. Issued in reinvestment of distributions                                            120,860            229,823

181. Redeemed                                                                           (1,310,008)        (597,979)

182. Net increase (decrease)                                                            (974,845)          349,249


FINANCIAL HIGHLIGHTS




                                  SIX MONTHS                    YEARS ENDED JUNE 30,
                                  ENDED
                                  DECEMBER 31, 199
                                  5

                                  (UNAUDITED)                   1995                   1994       1993       1992       1991

183.SELECTED PER-SHARE DATA

184.Net asset value,
beginning of period               $ 9.910                        $ 9.850                $ 9.940    $ 9.910    $ 9.820    $ 9.730

185.Income from Investment
Operations                        .271                            .505                   .288       .337       .560       .741
Net investment income

186. Net realized and unrealized
gain (loss)                         .030                          .059                   (.046)     .031       .097       .090

187. Total from investment
operations                          .301                          .564                   .242       .368       .657       .831

188.Less Distributions              (.271)                        (.504)                 (.312)     (.338)     (.567)     (.741)
From net investment income

189. In excess of net realized gain  -                            -                      (.020)     -          -          -

190. Total distributions             (.271)                       (.504)                 (.332)     (.338)     (.567)     (.741)

191.Net asset value, end of period   $ 9.940                     $ 9.910                $ 9.850    $ 9.940    $ 9.910    $ 9.820

192.TOTAL RETURN B                   3.08%                        5.87%                  2.47%      3.78%      6.86%      8.83%
                                                                                                                        C

193.RATIOS AND SUPPLEMENTAL DATA

194.Net assets, end of period (000
omitted)                             $ 60,837                    $ 70,351               $ 66,495   $ 79,765   $ 89,303   $ 83,656

195.Ratio of expenses to average net
assets                              .39%A                        .41%                   .41%       .41%       .41%       .41%
                                                                                                                    D

196.Ratio of net investment income
to average                          5.43%A                        5.12%                  3.14%      3.41%      5.69%      7.56%
net assets

197.Portfolio turnover rate         0%                            519%                   494%       612%       424%       78%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD.
D FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1995 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Cash Portfolio and Term Portfolio (the funds) are funds of The North Carolina Capital Management Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the trust are offered exclusively to local governments and public authorities of the State of North Carolina. Each fund is authorized to issue an unlimited number of shares. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION.
CASH PORTFOLIO. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
TERM PORTFOLIO. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME.
CASH PORTFOLIO. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
TERM PORTFOLIO. Interest income, which includes accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS.
CASH PORTFOLIO. Dividends are declared daily and paid monthly from net interest income.
TERM PORTFOLIO. Distributions are declared daily and paid monthly from net interest income. Distributions to shareholders from realized gains on investments, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for capital loss carryforwards and losses deferred due to excise tax regulations. Term Portfolio also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The funds, through their custodian, receive delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
TERM PORTFOLIO. Purchases and sales of securities, other than short-term securities, aggregated $70,979,906 and $0, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses.
FMR receives a fee that is based upon a graduated series of rates ranging from .38% to .41% of each fund's average net assets. Effective November 1, 1995, and until shareholders vote to approve a revised management fee schedule, FMR has voluntarily agreed to implement a revised fee schedule based on a graduated series of rates ranging from .33% to .365% of each fund's average net assets. For the period, the management fees paid to FMR were equivalent to an annualized rate of .37% and .39% for the Cash and Term Portfolios, respectively.
SUB-ADVISER FEE. As Cash Portfolio's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plans (the Plans), and in accordance with Rule 12b-1 of the 1940 Act, FMR pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee that is based on a graduated series of rates ranging from .14% to .17% of each fund's average net assets. For the period, FMR paid FDC $1,369,973 and $45,346 on behalf of the Cash and the Term Portfolios, respectively, all of which FDC paid to Sterling Capital Distributors, Inc., a wholly-owned subsidiary of Sterling Capital Management Company.

TRUSTEES
William L. Byrnes
John David "J.D." Foust
W. Olin Nisbet III
Helen A. Powers
Bertram H. Witham
OFFICERS
William L. Byrnes, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
W. Olin Nisbet III, VICE PRESIDENT
J. Calvin Rivers, Jr., VICE PRESIDENT
Curtis Hollingsworth, VICE PRESIDENT, TERM PORTFOLIO
Burnell R. Stehman, VICE PRESIDENT, CASH PORTFOLIO
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Thomas D. Maher, ASSISTANT VICE PRESIDENT, CASH PORTFOLIO
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
David H. Potel, ASSISTANT SECRETARY
DISTRIBUTION AGENT
Sterling Capital Distributors, Inc.
Charlotte, NC
CUSTODIAN
First Union National Bank of North Carolina
Charlotte, NC
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER FOR CASH PORTFOLIO
FMR Texas, Inc.
Irving, TX
TRANSFER AGENT
Fidelity Investments Institutional Operations Company
Boston, MA